Stock-Based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	278,845	356,014	271,025
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 26.19	$ 18.47	$ 16.77
Shareholder-approved stock options plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding (in shares), Beginning	488,821	462,853
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Beginning	$ 16.11	$ 13.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	278,845	356,014
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 26.19	$ 18.47
Vested (in shares)	(303,628)	(313,186)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 17.74	$ 13.72
Forfeited (in shares)	(17,485)	(16,860)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.29	$ 3.71
Stock Options Outstanding (in shares), Ending	446,553	488,821	462,853
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Ending	$ 20.67	$ 16.11	$ 13.16